SEGMENT INFORMATION - Summary of Total Revenues by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 391,541,429	$ 272,507,595	$ 225,365,547
The Cayman Island
Segment Reporting Information [Line Items]
Total revenues	3,080,147	3,620,687	2,589,817
New Zealand
Segment Reporting Information [Line Items]
Total revenues	147,197,358	117,335,988	116,254,749
The United States
Segment Reporting Information [Line Items]
Total revenues	124,712,788	71,919,756	27,816,835
Singapore
Segment Reporting Information [Line Items]
Total revenues	91,218,902	66,705,363	70,608,581
Others
Segment Reporting Information [Line Items]
Total revenues	$ 25,332,234	$ 12,925,801	$ 8,095,565